Other assets (Details) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Current
Other Assets		₨ 22,560	$ 271	₨ 20,069
Non-current
Other non-current assets		1,632	$ 20	800
Current [member]
Current
Balances and receivables from statutory authorities	[1]	12,132		9,267
Government incentives receivable	[2]	2,908		1,451
Prepaid expenses		1,947		1,452
Advances to vendors and employees		2,802		2,724
Others	[3]	2,771		5,175
Other Assets		22,560		20,069
Non-current [member]
Non-current
Security deposits		747		668
Others	[4]	885		132
Other non-current assets		₨ 1,632		₨ 800

[1]	Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”) and value added tax, and from customs authorities of India.
[2]	Primarily consist of amounts receivable from various government authorities of India towards benefits on export sales made by the Company and other incentives.
[3]	Others primarily includes interest accrued but not due on investments, claims receivable and security deposits.
[4]	Others primarily includes advances to vendors